Components of Net Periodic (Benefit) Cost, Foreign Plans (Detail) (Foreign plans) In Thousands	12 Months Ended
	Mar. 31, 2011 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Components of net periodic (benefit) cost:
Service cost	¥ 321,000	$ 3,860	¥ 221,000	¥ 267,000
Interest cost	206,000	2,478	212,000	251,000
Expected return on plan assets	(90,000)	(1,082)	(16,000)	(9,000)
Amortization of net actuarial (gain) loss	5,000	60	(39,000)	(40,000)
Net periodic pension cost	¥ 442,000	$ 5,316	¥ 378,000	¥ 469,000